COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
CAPITAL AND RESERVES
COMMITMENTS AND CONTINGENCIES
15.	COMMITMENTS AND CONTINGENCIES

(a)	Legal Proceedings

Class Action Litigation following the USACE’s Record of Decision

United States

On December 4 and December 17, 2020, separate putative shareholder class action lawsuits were filed against the Company and certain of its current and former officers and directors in the U.S. District Court for the Eastern District of New York (Brooklyn) regarding the drop in the price of the Company’s stock following the ROD by the USACE regarding the Pebble Project.  These cases are captioned Darish v. Northern Dynasty Minerals Ltd. et al., Case No. 1:20-cv-05917-ENV-RLM, and Hymowitz v. Northern Dynasty Minerals Ltd. et al., Case No. 1:20-cv-06126-PKC-RLM.  Each of the complaints was filed on behalf of a purported class of investors who purchased shares of the Company’s stock from December 21, 2017, through November 25, 2020, the date the USACE announced its decision, and seeks damages allegedly caused by violations of the federal securities laws.  On March 17, 2021, the two cases were consolidated, and a lead plaintiff and counsel were appointed.  A consolidated and amended complaint was filed in June 2021, naming the Company, the Company’s CEO and the Pebble Partnership’s former CEO as defendants.  The Company filed a motion to dismiss the complaint on behalf of all defendants, which the Court denied on January 25, 2023.  On April 17, 2023, the parties notified the Court that, following mediation between the parties and the insurance carriers, an agreement-in-principle was reached to settle the consolidated action and that the parties expect to finalize the agreement over the coming weeks.  On June 7, 2023, the parties filed the executed settlement agreement with the Court, which (a) provides for a settlement amount within insurance policy limits, and (b) makes clear that the defendants deny any liability whatsoever and makes no admission of wrongdoing.  On July 24, 2023, the Court held a Fairness Hearing to determine if it would grant preliminary approval of the settlement agreement.  Consistent with guidance from the Court at the Fairness Hearing, the parties submitted modest revisions to the settlement agreement documents on July 26, 2023.  On August 24, 2023, the Court granted preliminary approval of the settlement agreement and scheduled a final settlement hearing for December 7, 2023.  Following the final settlement, hearing, on January 26, 2024, the Court granted final approval of the settlement agreement.  The final step in the process will be the plaintiffs’ motion for approval of distribution of funds to the class members and the Court’s analysis of the motion.  It is anticipated that this will occur in mid-2024.

On September 22, 2023, the settlement amount of US$6,375 ($8,445) was paid by the Company’s insurance carriers to the plaintiff’s firm on counsel’s instructions.

Canada

On December 3, 2020, a putative shareholder class action lawsuit was filed against the Company, certain of its current and former officers and directors, and one of its underwriters in the Supreme Court of British Columbia regarding the decrease in the price of the Company’s stock following the USACE’s November 25, 2020, decision regarding the Pebble Project.  The case is captioned Haddad v. Northern Dynasty Minerals Ltd. et al., Case No. VLC-S-S-2012849.  The claim was filed on behalf of a purported class of investors, wherever they may reside, who acquired common shares of the Company’s stock between December 21, 2017, and November 25, 2020, and sought damages for (i) alleged misrepresentations in the Company’s primary market offering documents and continuous disclosure documents, and (ii) its allegedly oppressive conduct.  The underwriter  asserted contractual rights of indemnification against the Company for any loss that the underwriter may incur in connection with the lawsuit.  On April 20, 2022, the putative plaintiff filed and subsequently served an application to amend his pleadings to harmonize with the pleadings in the Woo case described below, add Mr. Woo as a plaintiff, and add new underwriter defendants.  Also on April 20, 2022, the putative plaintiff filed and subsequently served an application for leave to commence a secondary market liability claim under s. 140.3 of the B.C. Securities Act, for an order certifying the action as a class action, and for related relief.

On February 17, 2021, a putative shareholder class action lawsuit was filed against the Company, certain of its current and former officers and directors, and certain of its underwriters in the Supreme Court of British Columbia regarding the decrease in the price of the Company’s stock following (i) the USACE’s August 24, 2020 announcement that the Pebble Project could not be permitted as proposed, and (ii) the USACE’s November 25, 2020 decision regarding the Pebble Project.  The case is captioned Woo v. Northern Dynasty Minerals Ltd. et al., Case No. VLC-S-S-211530.  The claim was filed on behalf of a purported class of investors, wherever they may reside, who purchased securities of the Company between June 25, 2020, and November 25, 2020, and sought damages for (i) alleged misrepresentations in the Company’s primary market offering documents and continuous disclosure documents, (ii) allegedly oppressive conduct, (iii) alleged unjust enrichment, and (iv) negligence.  The underwriters asserted contractual rights of indemnification against the Company for any loss that they may incur in connection with the lawsuit.

In April 2023, an agreement-in-principle was reached to settle the Haddad and Woo actions following mediation between the parties and the insurance carriers.  The parties subsequently executed a settlement agreement which (a) provides for a settlement amount within insurance policy limits, and (b) makes clear that the defendants deny any liability whatsoever and makes no admission of wrongdoing.  A copy of the settlement agreement has been shared with the Court.  On October 8, 2023, the settlement amount of US$2,125 ($2,886) was paid by the Company’s insurance carriers to the plaintiff’s firm on counsel’s instructions.  On November 3, 2023, the Court discontinued the Woo action, approved consent certification for settlement purposes, approved notice to the class of the settlement, and dismissed the case against the underwriters.  On February 23, 2024, the Court approved the settlement, a distribution protocol and additional notice to class members, and dismissed the Haddad action without costs and with prejudice.  Absent any issues the administration or enforcement of the settlement agreement, the Court’s dismissal with prejudice of the case will be the Court’s final action in this case.

On March 5, 2021, a putative shareholder class action lawsuit was filed against the Company, certain of its current and former officers and directors, and certain of its underwriters in the Ontario Superior Court of Justice regarding the decrease in the price of the Company’s stock following the USACE’s November 25, 2020, decision regarding the Pebble Project.  The case is captioned Pirzada v. Northern Dynasty Minerals Ltd. et al., Case No. CV-21-00658284-00CP.  The claim was filed on behalf of a purported class of investors, wherever they may reside, who acquired securities of the Company between June 25, 2020, and November 25, 2020, and sought damages for (i) alleged misrepresentations in the Company’s primary market offering documents and continuous disclosure documents, (ii) allegedly oppressive conduct, and (iii) alleged negligence.  On March 30, 2022, the plaintiff made a motion to discontinue the claim without costs and the court granted the discontinuance in April 2022.

Grand Jury Subpoena

On February 5, 2021, the Company announced that the Pebble Partnership and its former CEO, had each been served with a subpoena issued by the United States Attorney’s Office for the District of Alaska to produce documents in connection with a grand jury investigation.  The Company is not aware of any civil or criminal charges having been filed against any entity or individual in this matter.  The Company also self-reported this matter to the US Securities and Exchange Commission (“SEC”) and responded to a related inquiry being conducted by the enforcement staff of the SEC’s San Francisco Regional Office.  On August 3, 2023, the SEC notified the Company that the SEC had terminated its investigation, which did not result in an enforcement action.

Indemnification Obligations

The Company is subject to certain indemnification obligations to both present and former officers and directors, including the Pebble Partnership’s former CEO, in respect to the legal proceedings described above.  These indemnification obligations will be subject to limitations prescribed by law and the articles of the Company and may also be subject to contractual limitations.

(b)	Pipeline Right-of-Way Bond Commitment

The Group has a bond of US$300 with the Alaskan regulatory authorities for a performance guarantee related to any potential reclamation liability as a condition for a pipeline right-of-way to a subsidiary of the Pebble Partnership, the Pebble Pipeline Corporation.  The Group is liable to the surety provider for any funds drawn by the Alaskan regulatory authorities.

(c)	Pebble Performance Dividend Commitment

The Group has a future commitment beginning at the outset of project construction at the Pebble Project to distribute cash generated from a 3% net profits royalty interest in the Pebble Project to adult residents of Bristol Bay villages that have subscribed as participants, with a guaranteed minimum aggregate annual payment of US$3,000 each year the Pebble mine operates.

(d)	Office Use Commitment

The Company has an office use agreement with HDSI ending April 29, 2026 (note 7(b)).  The commitment is a flow through cost at market rates.  At December 31, 2023, the remaining undiscounted commitment was $238, and is summarized as follows:

Total
Less than one year	$104
One to five years	134
Total	$238

(e)	Contingent Legal Fees Payable

The Group has legal fees totalling US$635 payable to certain legal counsel on completion of a transaction that secures a partner for the Pebble Partnership.